ORGANIZATION AND NATURE OF OPERATIONS (Details)	Jun. 30, 2014
Renesola France
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Italy
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Thailand
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Mexico
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Turkey
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Indonesia
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Kexu
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Xinlian
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Bangsheng
List of all subsidiaries
Percentage of ownership	100.00%